Equity and Divestitures (Details)			1 Months Ended			12 Months Ended
	Dec. 22, 2022	Nov. 16, 2022 R$ / shares	Dec. 31, 2022 BRL (R$) R$ / shares	May 31, 2022 BRL (R$)	Mar. 31, 2022 BRL (R$)	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2023 $ / shares	Nov. 30, 2022	Apr. 22, 2021	Feb. 05, 2021
Equity and Divestitures (Details) [Line Items]
Shareholder equity percentage	100.00%
Exchange ratio						Exchange Ratio of 0.145485724
Conversion of shares (in Shares)						31,617,370,000
Purchase of share (in Shares)						1
Exercise price, per share (in Dollars per share) | (per share)			R$ 2,540			R$ 1,763	R$ 2,540		$ 11.5
Warrant outstanding (in Shares)						23,050,000
Ownership interest percentage		100.00%
Equity interest percentage										42.09%	100.00%	100.00%
Non controlling interests percentage		42.09%
Reselling percentage		42.09%
Capital extinguish per share (in Brazil Real per share) | R$ / shares		R$ 1,000
Granted call option percentage						42.09%
Fair value call option (in Brazil Real) | R$						R$ 0	R$ 0
Share capital stock percentage			50.20%				50.20%
Investor consideration (in Brazil Real) | R$			R$ 250,000	R$ 1,000,000	R$ 2,500,000
Issuance of capital shares (in Brazil Real) | R$						R$ 100,000,000
Allocated net income of percentage						5.00%
Share capital percentage						20.00%
Reserve of capital stock percentage						30.00%
Adjusted dividend net income percentage						25.00%
Equity and divestitures, description						●50% of net income (after the deduction of the social contribution on profits and before the provision for corporate income tax and the amounts attributable to shareholders as net interest on equity) related to the period in respect of which the payment is made; or ●50% of the sum of retained profits and profit reserves in the beginning of the period with respect to which the payment is made.
Suspension days						5 years
Dividends paid (in Brazil Real) | R$
Mercato Public Shares [Member]
Equity and Divestitures (Details) [Line Items]
Conversion of shares (in Shares)						4,300,363
Mercato Class B Shares [Member]
Equity and Divestitures (Details) [Line Items]
Conversion of shares (in Shares)						5,570,000
Maxim Shares [Member]
Equity and Divestitures (Details) [Line Items]
Conversion of shares (in Shares)						475,000
PIPE Investor Shares [Member]
Equity and Divestitures (Details) [Line Items]
Conversion of shares (in Shares)						1,280,000
Class A Ordinary Shares [Member]
Equity and Divestitures (Details) [Line Items]
Purchase of share (in Shares)						1
Top of Range [Member]
Equity and Divestitures (Details) [Line Items]
Exercise price, per share (in Dollars per share) | R$ / shares								R$ 1.643
Equity interest percentage		100.00%
Bottom of Range [Member]
Equity and Divestitures (Details) [Line Items]
Exercise price, per share (in Dollars per share) | R$ / shares								R$ 0.211
Equity interest percentage		57.91%
Nvni Group Limited [Member] | Ordinary shares [member]
Equity and Divestitures (Details) [Line Items]
Conversion of shares (in Shares)						3,884,372
Smart NX [Member]
Equity and Divestitures (Details) [Line Items]
Share capital stock percentage			45.00%				45.00%
Brazilian Corporate Law [Member]
Equity and Divestitures (Details) [Line Items]
Allocated net income of percentage						5.00%
Public Warrants [Member]
Equity and Divestitures (Details) [Line Items]
Warrant outstanding (in Shares)						11,500,000
Market trading price (in Brazil Real per share) | R$ / shares						R$ 0.04
Private Placement Warrants [Member]
Equity and Divestitures (Details) [Line Items]
Warrant outstanding (in Shares)						11,550,000
Market trading price (in Brazil Real per share) | R$ / shares						R$ 0.04